Statements of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employees	$ 4,149,045	$ 4,250,524
Employer	1,566,039	1,534,968
Employees' individual rollover	104,889	31,031
Total contributions	5,819,973	5,816,523
Investments (Notes 2, 3 and 4):
Interest on guaranteed interest account	150,485	172,319
Net appreciation (depreciation) in fair value of registered investment companies	7,092,810	5,833,262
Net unrealized/realized appreciation (depreciation) of CPS, Inc. common stock	(764,750)	826,784
Dividends from registered investment companies	2,647,100	2,138,232
Investment expenses	(57,838)	(52,353)
Total investments gains (losses)	9,067,807	8,918,244
Interest on notes receivable from participants	209,431	167,712
Total additions (deductions)	15,097,211	14,902,479
Deductions from net assets attributed to:
Benefits paid to participants	(7,509,870)	(3,275,884)
Administrative fees	(132,431)	(116,533)
Total deductions	(7,642,301)	(3,392,417)
Net increase (decrease) in net assets available for benefits	7,454,910	11,510,062
Net assets available for benefits:
Beginning of year	71,252,908	59,742,846
End of year	$ 78,707,818	$ 71,252,908